Summary of Significant Accounting policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of significant accounting policies [text block] [Abstract]
Accumulated deficit	$ 244,300,000
Net loss	29,000,000
Net cash used in operating activities	22,500,000
Cash and cash equivalents	58,500,000
Carried forward amount	305,022,000
Net loss carried forward amount		$ 276,166,000	$ 279,752,000
Deferred tax	76,255,500
Deferred tax asset	76,256,000	$ 69,041,000	$ 82,751,000
Financial liability	713,538			€ 630,000
Office equipment	$ 5,000
Weighted values	150.00%